Equity Compensation Plan - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 1,895,372	$ 1,091,189
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock	10.00%
Restricted shares granted	426,253
Share based compensation, non vested shares, unrecognized compensation cost		$ 2,370,009	$ 2,326,565
Share based compensation, non vested shares, unrecognized compensation cost period for recognition		1 year 2 months 12 days
Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%
Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 1,091,189	$ 1,895,372
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, non vested shares, unrecognized compensation cost		$ 629,351	$ 610,097
Share based compensation, non vested shares, unrecognized compensation cost period for recognition		1 year 1 month 6 days
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period	111,000